Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

		December 31, 2024
	Cost	Accumulated amortization	Currency translation adjustment	Net
Exclusivity right	$951	$(951)	$-	$-
Technology	9,500	(5,329)	(582)	3,589
Customer relationships	16,300	(3,051)	(1,168)	12,081
IP*	4,500	(852)	-	3,648
Total identified intangible assets	$31,251	$(10,183)	$(1,750)	$19,318
		December 31, 2023
	Cost	Accumulated amortization	Currency translation adjustment	Net
Exclusivity right	$951	$(951)	$-	$-
Technology	9,500	(3,487)	(315)	5,698
Customer relationships	16,300	(1,994)	(389)	13,917
IP*	4,500	(208)	-	4,292
Total identified intangible assets	$31,251	$(6,640)	$(704)	$23,907

(*)	On February 28, 2023, the Company entered into a Patent Assignment and Technology Information Disclosure Agreement with Resonac Corporation (“REC”). Pursuant to the agreement, the Company acquired specific Suspended Particle Device (“SPD”) film patents from REC and obtained knowhow of REC’s technical and business information related to SPD film for a total consideration of $4.5 million. The Company paid REC the consideration in two payments until September 2023. The acquired technology is accounted for as an IP intangible asset, amortized over a period of 7 years starting in September 2023.

Schedule of Amortization Expenses Recorded for Identified Intangible Assets

Amortization expenses recorded for identified intangible assets in the Consolidated Statements of Operations for each period and were as follows:

	For the year ended December 31,
	2024	2023
Exclusivity right	$-	$99
Technology	1,842	1,842
Customer relationships	1,057	1,053
IP*	644	208
Total amortization expenses	$3,543	$3,202

(*)	In 2024, an amount of $161 was capitalized to inventory and included in the cost of revenues.

Schedule of Future Amortization Expense	Future amortization expenses are expected to be as follows:
	2025	2026	2027	2028	2029	Thereafter	Total
Future amortization expenses	3,376	3,376	1,766	1,643	1,643	7,514	19,318

Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 were as follows:

	Aeronautics	Architecture	Automotive	Safety tech	Total

Balance as of December 31, 2022	$4,958	$1,382	$8,764	$5,676	$20,780
Changes during the period:
Translation differences	184	60	315	211	770
Balance as of December 31, 2023	$5,142	$1,442	$9,079	$5,887	$21,550
Changes during the period:
Translation differences	(303)	(85)	(534)	(346)	(1,268)
Balance as of December 31, 2024	$4,839	$1,357	$8,545	$5,541	20,282

Schedule of Quantitative Assessment of the Reporting Units’ Fair Value

As of December 31, 2024, the Company performed a quantitative assessment of the reporting units’ fair value. No impairment charges were recognized as of December 31, 2024. This, based on the following assumptions:

	Aeronautics	Architecture	Automotive	Safety tech
Discount rate	19%	19%	19%	19%
Terminal growth rate	3%	3%	3%	3%